LORD ABBETT     U.S. Government Securities
                Money Market Fund


                Semi-Annual  Report For the Six Months Ended December 31, 2000




                                                               [GRAPHIC OMITTED]


                                                 A fund  designed  to  help  you
                                                 with your current  income needs
                                                 and preserve your capital


                                     [LOGO]

Report to Shareholders
For the Six Months Ended December 31, 2000

[PHOTO]
Robert S. Dow
Chairman

January 16, 2001

"Most money market mutual funds enjoyed significant net inflows of investment assets throughout the last few months of 2000."

Lord Abbett U.S. Government Securities Money Market Fund completed the first six months of its fiscal year on December 31, 2000 with net assets of approximately $205 million and a seven-day current yield of 5.58%.* The following chart provides an overview of class-specific data during the period.


                                           Six Months Ended 12/31/00
                                    --------------------------------------------
                                    Class A        Class B      Class C
--------------------------------------------------------------------------------
Net Asset Value (NAV)               $1.00          $1.00         $1.00
Dividends                           $0.03          $0.02         $0.03
Total Return**                       2.9%           2.5%          2.9%


Evidence of a Slowdown Emerges
As the second half of 2000 began, investors saw hints of a slowing U.S. economy. Manufacturing slowed somewhat as industrial purchasing costs rose. Employment data released in early September indicated that while payrolls shrank marginally, it was more of a decrease than analysts expected. In addition, unemployment rose slightly while inflation remained tame -- all conditions which helped invigorate the rally fixed income securities had been enjoying over the prior few months.

By November, weaker economic data continued, bolstering investors' hopes that the Federal Reserve (the Fed) would lower short-term interest rates in 2001. The market-at-large began to price these expectations into Treasury securities.(1) Prices of intermediate-term Treasuries improved, causing the yield curve to assume a more positive slope for securities with maturities of five years or more. The yield curve, which depicts the yields of Treasury securities of various maturities, had been inverted for much of 2000. (An inverted Treasury yield curve is an unusual situation in which long-term Treasury securities yield less than intermediate- or short-term securities.) This shift toward a more typical yield curve shape reflected the anticipation that the Fed could lower short-term interest rates in 2001.

In the government securities markets, agency bonds -- straight debt securities issued by Fannie Mae and Freddie Mac -- continued to offer attractive yields relative to Treasuries. Although yield spreads (the differences in yields) between Treasuries and non-Treasuries tightened, they were still at high levels -- 80 to 90 basis points(2) -- as 2000 came to a close. Most money market mutual funds enjoyed significant net inflows of investment assets throughout the last few months of the year, likely a result of short-term rates' uncharacteristically high levels.

Portfolio Activity
In general, the portfolio's yield kept pace with short-term interest rates, which remained historically high throughout the six months under review. To pursue its goal of providing high current income with minimum credit risk, the Fund continued to invest in obligations issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities. We maintained an average maturity of approximately 30 days and concentrated on specific areas of the money market curve that we expected to provide the highest incremental yield.

Looking Ahead
We expect short term rates to decline in 2001 as the Fed eases monetary policy. Money market rates are expected to continue to track the overall level of interest rates. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

(1) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

(2) 100 basis points equals one percentage point, or 1%. Therefore, 80 basis points represents 0.80%.

* The Fund's Class A current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the total return quotations. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

** Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

NOTE: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

Schedule of Investments (unaudited)
December 31, 2000

                                                                                                  Principal
                                                            Interest      Maturity                   Amount
                  Investments                                   Rate          Date       Rating        (000)         Value
==========================================================================================================================
U.S. Government Agency Obligations 100.41%
==========================================================================================================================
                  Farm Credit Discount Note                    6.13%     2/23/2001          A1+     $ 5,000    $ 4,955,645
                  Farm Credit Discount Note                    6.14%     2/14/2001          A1+      10,000      9,926,523
                  Farm Credit Discount Note                    6.41%     1/24/2001          A1+      10,000      9,960,447
                  Farm Credit Discount Note                    6.41%     1/25/2001          A1+      10,000      9,958,650
                  Farm Credit Discount Note                    6.42%     1/12/2001          A1+      10,000      9,981,993
                  Farm Credit Discount Note                    6.43%      1/4/2001          A1+       5,000      4,998,196
                                                                                                                ==========
                  Total                                                                                         49,781,454
--------------------------------------------------------------------------------------------------------------------------
                  Federal Home Loan Bank                       4.75%      1/2/2001          A1+      21,400     21,400,000
                  Federal Home Loan Bank                       6.13%      2/9/2001          A1+       5,000      4,967,586
                  Federal Home Loan Bank                       6.33%      2/9/2001          A1+       5,000      4,966,474
                  Federal Home Loan Bank                       6.39%     1/10/2001          A1+       5,000      4,992,719
                  Federal Home Loan Bank                       6.39%      2/2/2001          A1+       5,000      4,972,331
                  Federal Home Loan Bank                       6.39%      2/7/2001          A1+       5,000      4,967,254
                  Federal Home Loan Bank                       6.40%     1/10/2001          A1+       5,000      4,992,864
                  Federal Home Loan Bank                       6.40%     1/17/2001          A1+       5,000      4,986,569
                  Federal Home Loan Bank                       6.40%     1/24/2001          A1+       5,000      4,980,301
                  Federal Home Loan Bank                       6.40%      2/7/2001          A1+       5,000      4,967,195
                                                                                                                ==========
                  Total                                                                                         66,193,293
--------------------------------------------------------------------------------------------------------------------------
                  Federal Home Loan Mortgage Corp.             6.25%      2/6/2001          A1+      15,000     14,908,616
                  Federal Home Loan Mortgage Corp.             6.33%      2/6/2001          A1+       5,000      4,969,121
                  Federal Home Loan Mortgage Corp.             6.34%     1/30/2001          A1+      10,000      9,950,453
                  Federal Home Loan Mortgage Corp.             6.41%      1/9/2001          A1+      10,000      9,987,445
                                                                                                                ==========
                  Total                                                                                         39,815,635
--------------------------------------------------------------------------------------------------------------------------
                  Federal National Mortgage Association        6.35%     1/17/2001          A1+       5,000      4,986,736
                  Federal National Mortgage Association        6.36%      2/5/2001          A1+       5,000      4,969,823
                  Federal National Mortgage Association        6.36%      2/6/2001          A1+       5,000      4,968,935
                  Federal National Mortgage Association        6.36%      2/7/2001          A1+       5,000      4,968,047
                  Federal National Mortgage Association        6.36%      2/8/2001          A1+       5,000      4,967,160
                  Federal National Mortgage Association        6.39%     1/23/2001          A1+       5,000      4,981,256
                  Federal National Mortgage Association        6.41%      1/4/2001          A1+      10,000      9,996,413
                  Federal National Mortgage Association        6.44%      1/8/2001          A1+       5,000      4,994,581
                  Federal National Mortgage Association        6.44%     1/10/2001          A1+       5,000      4,992,774
                                                                                                                ==========
                  Total                                                                                         49,825,725
--------------------------------------------------------------------------------------------------------------------------
                  Total U.S. Government Agency Obligations*                                                   $205,616,107
==========================================================================================================================
*Cost for federal income tax purposes is $205,616,107. Average maturity of investments: 25.5 days.


                See Notes to Financial Statements.                           1

 Statement of Assets and Liabilities (unaudited)
 December 31, 2000


ASSETS:
===============================================================================================
   Investments in securities, at value (cost $205,616,107)                         $205,616,107
   Cash                                                                                 279,290
-----------------------------------------------------------------------------------------------
   Total assets                                                                     205,895,397
-----------------------------------------------------------------------------------------------
LIABILITIES:
===============================================================================================
   Payables:
      Dividends                                                                         755,120
      Directors' fees                                                                   139,623
      Management fee                                                                     83,996
      12b-1 distribution fees                                                             6,215
   Accrued expenses and other liabilities                                               131,317
-----------------------------------------------------------------------------------------------
   Total liabilities                                                                  1,116,271
===============================================================================================
 NET ASSETS                                                                        $204,779,126

===============================================================================================
COMPOSITION OF NET ASSETS:
===============================================================================================
 Paid-in capital                                                                    204,779,126
-----------------------------------------------------------------------------------------------
 Net Assets                                                                        $204,779,126
===============================================================================================
 Net assets by class:
 Class A Shares                                                                    $188,406,522
 Class B Shares                                                                    $ 11,159,065
 Class C Shares                                                                    $  5,213,539
 Outstanding shares by class:
 Class A Shares                                                                     188,406,522
 Class B Shares                                                                      11,159,065
 Class C Shares                                                                       5,213,539
 Net asset value, offering and redemption price per share
 (net assets divided by outstanding shares):
 Class A Shares - Net asset value                                                  $       1.00
 Class B Shares - Net asset value                                                  $       1.00
 Class C Shares - Net asset value                                                  $       1.00
===============================================================================================



2               See Notes to Financial Statements.


Statement of Operations (unaudited)
For the Six Months Ended December 31, 2000

Investment Income:
==============================================================================================
 Interest                                                                           $6,634,272
----------------------------------------------------------------------------------------------
 Expenses:
==============================================================================================
 Management fee                                                                        509,063
 Shareholder servicing                                                                 341,134
 12b-1 distribution plan - Class B                                                      32,675
 Registration                                                                           30,410
 Professional                                                                           19,795
 Reports to shareholders                                                                17,575
 Custody                                                                                 6,237
 Directors' fees                                                                         4,255
 Other                                                                                   1,942
----------------------------------------------------------------------------------------------
 Gross expenses                                                                        963,086
   Expense reductions                                                                  (35,275)
----------------------------------------------------------------------------------------------
 Net expenses                                                                          927,811
==============================================================================================
 Net investment income                                                              $5,706,461
==============================================================================================




 Statements of Changes in Net Assets

                                                                           Six Months Ended     Year Ended
                                                                          December 31, 2000        June 30,
INCREASE IN NET ASSETS                                                         (unaudited)           2000
Operations:
==========================================================================================================
 Net investment income                                                        $   5,706,461  $  10,828,044
==========================================================================================================
 Distributions to shareholders from
==========================================================================================================
 Net investment income
   Class A                                                                       (5,384,131)   (10,218,972)
   Class B                                                                         (212,884)      (412,327)
   Class C                                                                         (109,446)      (196,745)
----------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                             (5,706,461)   (10,828,044)
==========================================================================================================
 Capital share transactions:
==========================================================================================================
 Proceeds from sales of shares                                                  117,083,238    517,578,137
 Reinvestment of distributions                                                    5,307,396      9,854,705
 Cost of shares reacquired                                                     (119,344,510)  (526,680,859)
----------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions             3,046,124        751,983
==========================================================================================================
 Net increase in net assets                                                       3,046,124        751,983
==========================================================================================================
 NET ASSETS:
==========================================================================================================
 Beginning of period                                                            201,733,002    200,981,019
----------------------------------------------------------------------------------------------------------
 End of period                                                                $ 204,779,126   $201,733,002
==========================================================================================================



                See Notes to Financial Statements.                           3


 Financial Highlights

                                                    Six Months
                                                     Ended
                                                    12/31/2000                               Year Ended 6/30,
                                                    (unaudited)       --------------------------------------------------------------
                                                                        2000         1999          1998          1997        1996
Per Share Operating Performance (Class A Shares)
====================================================================================================================================
 Net asset value, beginning of period                     $1.00         $1.00        $1.00         $1.00         $1.00       $1.00

 Investment operations
   Net investment income                                  $1.03         $1.05        $1.04         $1.05         $1.05       $1.05

 Distributions to shareholders from
   net investment income                                   (.03)         (.05)        (.04)         (.05)         (.05)       (.05)
 Net asset value, end of period                           $1.00         $1.00        $1.00         $1.00         $1.00       $1.00

 Total Return(a)                                           2.86%(b)      4.93%        4.36%         4.79%         4.66%       4.85%
 Ratios to Average Net Assets
   Expenses, including expense reductions                   .44%(b)       .84%         .76%          .83%          .84%        .81%
   Expenses, excluding expense reductions                   .46%(b)       .84%         .76%          .83%          .84%        .81%
   Net investment income                                   2.85%(b)      4.79%        4.31%         4.68%         4.57%       4.75%



                                                                Six Months
                                                                  Ended               Year Ended 6/30,             8/1/1996(c)
                                                                12/31/2000    --------------------------------       to
                                                                (unaudited)    2000         1999          1998     6/30/1997
Per Share Operating Performance (Class B Shares)
===================================================================================================================================
 Net asset value, beginning of period                           $1.00         $1.00        $1.00         $1.00         $1.00

 Investment operations
   Net investment income                                        $1.02         $1.04        $1.04         $1.04         $1.02

 Distributions to shareholders from
    net investment income                                        (.02)         (.04)        (.04)         (.04)         (.02)
 Net asset value, end of period                                 $1.00         $1.00        $1.00         $1.00         $1.00

 Total Return(a)                                                 2.47%(b)      4.13%        3.76%         4.01%         2.39%(b)
 Ratios to Average Net Assets
   Expenses, including expense reductions                         .82%(b)      1.59%        1.52%         1.59%          .99%(b)
   Expenses, excluding expense reductions                         .84%(b)      1.59%        1.52%         1.59%          .99%(b)
   Net investment income                                         2.48%(b)      4.01%        3.52%         3.96%         2.38%(b)


                                                                Six Months
                                                                  Ended               Year Ended 6/30,             7/15/1996(d)
                                                                12/31/2000    --------------------------------       to
                                                                (unaudited)    2000         1999          1998     6/30/1997
Per Share Operating Performance (Class C Shares)
===================================================================================================================================
 Net asset value, beginning of period                           $1.00         $1.00        $1.00         $1.00         $1.00
 Investment operations
   Net investment income                                        $1.03         $1.05        $1.04         $1.05         $1.04
 Distributions to shareholders from net investment income        (.03)         (.05)        (.04)         (.05)         (.04)
 Net asset value, end of period                                 $1.00         $1.00        $1.00         $1.00         $1.00

 Total Return(a)                                                12.86%(b)     $4.93         4.36%         4.79%         4.47%(b)
 Ratios to Average Net Assets
   Expenses, including expense reductions                         .44%(b)       .84%         .76%          .84%          .81%(b)
   Expenses, excluding expense reductions                         .46%(b)       .84%         .76%          .84%          .81%(b)
   Net investment income                                         2.85%(b)    $14.78         4.27%         4.73%         4.39%(b)



                                                        Six Months
                                                          Ended
                                                        12/31/2000                           Year Ended 6/30,
                                                       (unaudited)   -------------------------------------------------------------
 Supplemental Data for All Classes:                                     2000         1999          1998          1997      1996
==================================================================================================================================
   Net assets, end of period (000)                        $204,779    $201,733     $200,981      $165,129      $144,232    $152,531
==================================================================================================================================
 (a) Total return assumes the reinvestment of all distributions.
 (b) Not annualized.
 (c) Commencement of offering of class shares.



4               See Notes to Financial Statements.

Notes to Financial Statements (unaudited)


1.   ORGANIZATION

Lord Abbett U.S. Government Securities Money Market Fund (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Company values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) Security Transactions and Investment Income - Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Net investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes - It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no federal income tax provision is required.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

--------------------------------------------------------------------------------
First $250 million                 .50%
Next $250 million                  .45%
Over $500 million                  .40%

12b-1 Plans
The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                                     Class A(1)     Class B  Class C(1)
--------------------------------------------------------------------------------
Service and distribution fee                  .15%          .75%(2)   .25%

(1) The Company is currently not making payments under the Class A and Class C Plans.
(2) In addition, Class B pays a .25% quarterly service and distribution fee at the end of each quarter, after the first anniversary of the sale of such shares. The Company is currently not making quarterly service and distribution fee payments.

Certain of the Company's officers and directors have an interest in Lord Abbett.

4.   DISTRIBUTIONS
Dividends from net investment income are declared daily and paid monthly.

5.   DIRECTOR'S REMUNERATION
The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' expense on the Statement of Operations and are not deductible for Federal income tax purposes until such amounts are paid.

6.   EXPENSE REDUCTIONS
The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

7.   SUMMARY OF CAPITAL TRANSACTIONS
The Company has authorized 1,000,000,000 shares of $0.001 par value capital stock designated as follows: 700,000,000 Class A shares, 100,000,000 Class B shares and 200,000,000 Class C shares.

                                                     Six Months Ended                            Year Ended
                                                    December 31, 2000                         June 30, 2000
-----------------------------------------------------------------------------------------------------------
Class A Shares                                  Shares         Amount                 Shares         Amount
-----------------------------------------------------------------------------------------------------------
Shares sold                                101,597,772  $ 101,597,772            487,800,620  $ 487,800,620
Reinvestment of distributions                5,037,439      5,037,439              9,349,965      9,349,965
Shares reacquired                         (109,045,925)  (109,045,925)          (490,933,187)  (490,933,187)
-----------------------------------------------------------------------------------------------------------
Increase (decrease)                         (2,410,714)  $ (2,410,714)             6,217,398   $  6,217,398
-----------------------------------------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------------------------------------
Shares sold                                  5,570,420   $  5,570,420             16,787,939  $  16,787,939
Reinvestment of distributions                  183,375        183,375                348,228        348,228
Shares reacquired                           (3,581,539)    (3,581,539)           (19,337,886)   (19,337,886)
-----------------------------------------------------------------------------------------------------------
Increase (decrease)                          2,172,256   $  2,172,256             (2,201,719)  $ (2,201,719)
-----------------------------------------------------------------------------------------------------------
Class C Shares
-----------------------------------------------------------------------------------------------------------
Shares sold                                  9,915,046   $  9,915,046             12,989,578  $  12,989,578
Reinvestment of distributions                   86,582         86,582                156,512        156,512
Shares reacquired                           (6,717,046)    (6,717,046)           (16,409,786)  ( 16,409,786)
-----------------------------------------------------------------------------------------------------------
Increase (decrease)                          3,284,582   $  3,284,582             (3,263,696)  $ (3,263,696)
-----------------------------------------------------------------------------------------------------------



Numbers to Keep Handy
For shareholder account or statement
Inquiries: 800-821-5129

For literature only: 800-874-3733

24-Hour automated shareholder
service line: 800-865-7582

Visit Our Website:
www.LordAbbett.com


Lord, Abbett & Co.                                 [LOGO]
Investment Management
--------------------------------------------------------
A Tradition of Performance Through Disciplined Investing


Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC
-----------------------------------------------------
90 Hudson Street o Jersey City, New Jersey 07302-3973


                                                                     LAMM 3-1200
                                                                          (2/01)